Long-term debt - Additional Information (Detail) $ in Millions		12 Months Ended
	Jul. 08, 2020 USD ($)	Mar. 27, 2021 USD ($)	Mar. 28, 2020 USD ($)
Line of Credit Facility [Line Items]
Outstanding letters of credit		$ 0.6	$ 0.9
Working capital ratio		1.03
Investissement Québec [Member]
Line of Credit Facility [Line Items]
Debt instrument, term	6 years
Long-term debt	$ 10.0	$ 10.0
Debt Instrument Interest Rate Stated Percentage Rate	3.14%	3.14%
Repayment of debt term	60 months	60 months
Working capital ratio	1.01